INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14. INCOME TAXES

	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
	£	£	£
Current tax
Corporation tax credit	651,971	1,088,729	1,720,000
Total current tax credit	651,971	1,088,729	1,720,000

Reconciliation of loss before tax to the tax credit for the year
Loss before tax	12,806,001	6,995,682	3,033,601

Loss on ordinary activities multiplied by the standard rate of tax of 25% (2023: 23.5%)	3,201,500	1,643,985	576,384

Adjustments in respect of prior years	-	45,136	154,422
Non-deductible expenses	(1,130,034)	(414,859)	(1,834,581)
Super deductions	-	-	13,178
Change in deferred tax asset	2,220,942	-	(186,879)
Change in valuation allowance	(1,817,638)	357,897	(671,566)
Foreign rate differential	-	(29,318)	-
Other	(75,288)	(233,096)	-
Additional allowance in respect of enhanced R&D relief	-	-	4,198,115
Surrender of tax losses for R&D tax credit refund	(876,305)	(1,082,905)	(2,109,111)
Adjustments relating to GAAP	(1,523,177)	(241,704)	14,460
R&D tax credits generated	651,971	1,043,593	1,565,578
Current tax credit	651,971	1,088,729	1,720,000

As of December 31, 2024, the Company’s net operating loss carryforwards in the United Kingdom totaled £22.3 million. U.K. net operating loss carryforwards can be carried forward indefinitely to be offset against future tax liabilities of the Company. As of December 31, 2024, the Company’s net operating loss carryforwards in the United States of America totaled £2.1 million. U.S. net operating loss carryforwards can be carried forward indefinitely to be offset against future tax liabilities of the TC BioPharm (North America) Inc.

The accounting and valuation of warrant instruments results in volatility in the consolidated statement of operations for UK accounting purposes, and therefore for UK tax purposes. This volatility has resulted in gains being included within the consolidated statement of operations for the years ended December 31, 2024 and 2023. Prima facie these gains are taxable, subject to certain exemptions applying. These exemptions are required to be reviewed in relation to each warrant instrument on an annual basis, to the extent that the exemptions do not apply, the resulting profit and loss credits are taxable.

Significant components of the Company’s deferred tax assets as of December 31, 2024 and 2023 are summarized below.

	2024	2023
Deferred tax assets:
Net operating losses	£6,190,130	£4,357,668
Fixed asset	73,012	79,338
Other	9,448	17,946
Total deferred tax assets	6,272,590	4,454,952

Valuation allowance	(6,272,590)	(4,454,952)

Net deferred tax asset, net of valuation allowance	£-	£–

After weighing all available positive and negative evidence for the periods ended December 31, 2024 and 2023, the Company has recorded an increase/(decrease) in the valuation allowance of £1,817,638 and (£357,897), respectively.

The Company continuously monitors its current and prior filing positions in order to determine if any unrecognized tax positions should be recorded. The analysis involves considerable judgement and is based on the best information available. For the periods ended December 31, 2024 and 2023, the Company is not aware of any positions which require an uncertain tax position liability.

The domestic and foreign components of loss before income taxes for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Domestic	£(11,923,810)	£(5,816,637)	£(2,265,019)
Foreign	(882,191)	(1,179,045)	(768,582)
Net loss, before tax	£(12,806,001)	£(6,995,682)	£(3,033,601)